Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	£ 1,970
31 December	1,902	£ 1,970
Non-current assets	104,605	104,530
Current assets	14,294	14,186
Non-current liabilities	(50,161)	(50,109)
Current liabilities	(18,743)	(15,673)
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	1,970	2,020
Dividends	(447)	(559)	£ (438)
Additional	48	13
Disposals	(227)	0
Other equity movements	(1)	23
31 December	1,902	1,970	2,020
Non-current assets	1,230	1,331
Current assets	1,205	1,168
Non-current liabilities	(97)	(78)
Current liabilities	(436)	(451)
Groups Share in Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Total comprehensive income	559	473	£ 467
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	1,851
Dividends	(434)	(545)
31 December	1,762	1,851
Non-current assets	4,456	4,261
Current assets	4,152	3,622
Non-current liabilities	(306)	(240)
Current liabilities	(1,376)	(1,267)
Market value of investments in associates	14,357	15,767
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	64
31 December	98	64
Market value of investments in associates	224	175
Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	55
31 December	£ 42	£ 55